UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4254

Smith Barney Income Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  July 31
Date of reporting period: January 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------

                                 SMITH BARNEY
                             DIVERSIFIED STRATEGIC
                                  INCOME FUND

          CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  JANUARY 31, 2004



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

        Classic Series
  [GRAPHIC]

  Semi-Annual Report . January 31, 2004

  SMITH BARNEY DIVERSIFIED
  STRATEGIC INCOME FUND
















      ROGER M. LAVAN, CFA

      Roger M. Lavan has more than 18 years of securities experience.

      BETH A. SEMMEL, CFA

      Beth A. Semmel has more than 21 years of securities business experience.

      PETER J. WILBY, CFA

      Peter J. Wilby has more than 23 years of securities business experience.

      DAVID M. ZAHN, CFA

      David M. Zahn has more than 11 years of securities business experience.

      OLIVIER ASSELIN

      Olivier Asselin has more than 15 years of securities business experience.

      FUND OBJECTIVE

      Seeks high current income by investing primarily in U.S. government securities and U.S. government mortgage-related securities, foreign government securities, including securities issued by supranational organizations and U.S. and foreign corporate debt securities.

      FUND FACTS

      FUND INCEPTION
      -----------------
      December 28, 1989


What's Inside

Letter from the Chairman..............................................  1
Schedule of Investments...............................................  3
Statement of Assets and Liabilities................................... 19
Statement of Operations............................................... 20
Statements of Changes in Net Assets................................... 21
Notes to Financial Statements......................................... 22
Financial Highlights.................................................. 29

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy gradually improved throughout the end of the calendar year,/i/ spurred by the mid-year cut in interest rates, healthy demand from the consumer and increasing capital/business investments from corporations. In contrast to July when higher-yielding bond markets/ii/ declined due to the U.S. Treasury bond market's sharp sell-off, the markets for U.S. high-yield corporate and emerging markets bonds regained momentum in the fall as prices of U.S. Treasury bonds stabilized. Total returns of higher-rated bonds, including mortgage-backed and non-U.S. investment-grade government securities over the six-month period, remained formidable albeit lower than those of higher-yielding markets./iii/

Record inflows into high-yield bond funds, better-than-expected quarterly earnings and declining default rates during much of the period drove demand for U.S. higher-yielding corporate bonds, propelling the market higher. Sovereign debt markets also benefited from large inflows as emerging economies experienced strong economic growth, supported by the generally low interest rate environment in the global economy and strength in commodity prices, which is a key driver of emerging market economies. Please note that higher-yielding bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues.

Performance Review
Within this environment, the fund performed as follows. For the six months ended January 31, 2004, Class A shares of the Smith Barney Diversified Strategic Income Fund Inc., excluding sales charges, returned 7.83%. These shares outperformed the unmanaged Lehman Brothers Aggregate Bond Index,/iv/ which returned 4.49% for the same period. However, they underperformed the fund's Lipper multi-sector income funds category average, which returned 8.64% for the same period./1/

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended January 31, 2004, calculated among the 114 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

  1 Smith Barney Diversified Strategic Income Fund  | 2004 Semi-Annual Report

                             PERFORMANCE SNAPSHOT
                            AS OF JANUARY 31, 2004
                           (excluding sales charges)

                                                            6 Months
           Class A Shares                                     7.83%
           Lehman Brothers Aggregate Bond Index               4.49%
           Lipper Multi-Sector Income Fund Category Average   8.64%

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 7.68%, Class L shares returned 7.73% and Class Y shares returned 8.16% over the six months ended January 31, 2004.

  The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

  Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended January 31, 2004, calculated among the 114 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

February 18, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of January 31, 2004, and are subject to change. Please refer to pages 3 through 16 for a list and percentage breakdown of the fund's holdings.
All index performance reflects no deduction for fees, expenses or taxes.
RISKS: The fund invests in high yield bonds, which are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. It may also invest in foreign securities, which are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, and could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Additionally, the fund may invest in derivatives, such as options and futures, which can be illiquid and harder to value, especially in declining markets. A small investment in certain derivatives may have a potentially large impact on the fund's performance. Derivatives can disproportionately increase losses as stated in the prospectus.

/i/Source: Based upon gross domestic product data from the Bureau of Economic
   Analysis (January 30, 2004). Gross domestic product is a market value of goods and services produced by labor and property in a given country.
/ii/As measured by the performances of the Citigroup High Yield Market Index, which is a broad-based unmanaged index of high yield securities, and the J.P. Morgan Emerging Markets Bond Index Plus, which is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets. Please note that an investor cannot invest directly in an index.
/iii/Source: Lipper, Inc.
/iv/The Lehman Brothers Aggregate Bond Index is a broad-based index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

  2 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                            JANUARY 31, 2004


    FACE
   AMOUNT                                              SECURITY                                    VALUE
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 31.1%
U.S. Treasury Obligations -- 2.2%
                        U.S. Treasury Notes:
$   4,800,000            5.875% due 11/15/04 (a)                                               $    4,976,438
   12,520,000            7.875% due 11/15/04 (a)(b)                                                13,174,370
    4,500,000            3.250% due 8/15/07 (a)                                                     4,599,671
    7,000,000            3.875% due 2/15/13 (a)                                                     6,915,510
    5,000,000            4.000% due 11/15/12 (a)                                                    4,997,660
-------------------------------------------------------------------------------------------------------------
                                                                                                   34,663,649
-------------------------------------------------------------------------------------------------------------
U.S. Government Agencies -- 28.9%
   12,800,000           Federal Home Loan Bank, 3.375% due 5/14/04 (a)                             12,883,610
                        Federal Home Loan Mortgage Corporation (FHLMC):
   42,500,000            6.500% due 8/1/33 (c)(d)                                                  44,638,260
   35,000,000            5.000% due 12/31/99 (c)(d)                                                34,748,420
                        Federal National Mortgage Association (FNMA):
    5,342,280            5.500% due 12/1/16 (a)(e)                                                  5,551,283
    6,846,557            6.500% due 1/1/19 (a)(e)                                                   7,252,763
   12,982,944            7.500% due 3/1/32 (a)(e)                                                  13,889,600
    6,740,030            7.000% due 5/1/32 (a)(e)                                                   7,151,536
   51,799,230            6.000% due 6/1/32 (a)(e)                                                  54,098,975
   35,000,000            5.000% due 12/1/99 (c)(d)                                                 34,781,250
  117,000,000            5.500% due 12/1/99 (c)(d)                                                119,084,004
   40,000,000            6.000% due 12/1/99 (c)(d)                                                 41,525,000
   35,000,000            6.500% due 12/1/99 (c)(d)                                                 36,728,125
    3,146,546           Freddie Mac, 6.500% due 12/1/31 (a)(e)                                      3,306,180
                        Government National Mortgage Association (GNMA):
    3,739,483            7.500% due 9/15/31 (a)(e)                                                  4,018,044
   23,192,595            6.500% due 3/15/32 (a)(e)                                                 24,508,337
   13,017,366            7.000% due 3/15/32 (a)(e)                                                 13,889,442
-------------------------------------------------------------------------------------------------------------
                                                                                                  458,054,829
-------------------------------------------------------------------------------------------------------------
                        TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                        (Cost -- $483,654,315)                                                    492,718,478
-------------------------------------------------------------------------------------------------------------
    FACE
   AMOUNT     RATING(f)                                SECURITY                                    VALUE
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 35.6%
Aerospace & Defense -- 0.3%
    1,620,000 CCC+      Dunlop Standard Aerospace Holdings PLC, Sr. Notes, 11.875% due 5/15/09      1,745,550
    2,275,000 BB-       Sequa Corp., Sr. Notes, Series B, 8.875% due 4/1/08                         2,513,875
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,259,425
-------------------------------------------------------------------------------------------------------------
Airlines -- 0.3%
                        Continental Airlines Inc., Pass-Through Certificates:
      541,770 BB         Series 00-2, Class C, 8.312% due 4/2/11                                      497,439
    1,475,000 BB-        Series 99-2, Class C-2, 7.434% due 3/15/06                                 1,465,312
    2,025,000 B          Series D, 7.568% due 12/1/06                                               1,796,635
                        United Airlines Inc., Pass-Through Certificates:
      916,449 CCC        Series 00-1, Class B, 8.030% due 7/1/11 (g)                                  240,035
    2,160,129 CCC+       Series 00-2, Class B, 7.811% due 10/1/09 (g)                                 867,000
                          Series 01-1:
      440,000 B+           Class B, 6.932% due 9/1/11 (g)                                             199,009
      990,000 CCC+         Class C, 6.831% due 9/1/08 (g)                                             179,863

                      See Notes to Financial Statements.

  3 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT     RATING(f)                                        SECURITY                                              VALUE
----------------------------------------------------------------------------------------------------------------------------------
Airlines -- 0.3% (continued)
$     433,666 BBB+      US Airways Inc., Pass-Through Trust, Secured Notes, 8.360% due 1/20/19 (h)              $       430,405
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      5,675,698
-------------------------------------------------------------------------------------------------------------------------------
Automotive -- 0.9%
      580,000 B+        Arvin Capital Trust I, Jr. Sub. Notes, 9.500% due 2/1/27                                        614,800
    2,330,000 BBB-      Avis Group Holdings, Inc., Sr. Sub. Notes, 11.000% due 5/1/09                                 2,506,819
                        Dana Corp.:
    1,260,000 BB         Notes, 6.500% due 3/1/09                                                                     1,323,000
      760,000 BB         Sr. Notes, 10.125% due 3/15/10                                                                 870,200
    2,550,000 B-        Eagle-Picher Industries, Inc., Sr. Notes, 9.750% due 9/1/13                                   2,817,750
      600,000 BBB-      Ford Motor Co., 7.450% due 7/16/31                                                              610,929
      845,000 BB-       The Pep Boys -- Manny, Moe & Jack, Sr. Notes, 6.710% due 11/3/04                                859,788
    1,400,000 CCC+      Tenneco Automotive Inc., Sr. Sub. Notes, Series B, 11.625% due 10/15/09                       1,512,000
                        TRW Automotive Inc.:
    1,800,000 BB-        Sr. Notes, 9.375% due 2/15/13                                                                2,047,500
      400,000 BB-        Sr. Sub. Notes, 11.000% due 2/15/13                                                            464,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     13,626,786
-------------------------------------------------------------------------------------------------------------------------------
Cable & Other Media -- 5.0%
    3,595,000 BBB       AT&T Broadband Corp., 8.375% due 3/15/13                                                      4,424,866
                        Charter Communications Holdings LLC:
                         Sr. Discount Notes:
   10,000,000 CCC-         Step bond to yield 11.706% due 1/15/10                                                     8,600,000
    2,340,000 CCC-         Step bond to yield 11.649% due 1/15/11                                                     1,790,100
    3,375,000 CCC-         Step bond to yield 17.480% due 5/15/11                                                     2,328,750
    1,550,000 CCC-       Sr. Notes, 10.750% due 10/1/09                                                               1,457,000
    3,650,000 BBB       Cox Communications, Inc., 7.750% due 11/1/10 (a)                                              4,354,246
                        CSC Holdings Inc.:
      585,000 BB-        Sr. Notes, Series B, 7.625% due 4/1/11                                                         640,575
    4,795,000 B+         Sr. Sub. Debentures, 10.500% due 5/15/16                                                     5,562,200
    5,000,000 B+         Sr. Sub. Notes, 9.875% due 4/1/23                                                            5,262,500
    2,125,000 BB-       DIRECTV Holdings, Sr. Notes, 8.375% due 3/15/13                                               2,417,188
                        EchoStar DBS Corp., Sr. Notes:
    2,930,000 BB-        10.375% due 10/1/07                                                                          3,208,350
    1,635,000 BB-        9.125% due 1/15/09                                                                           1,843,463
    2,410,000 BB-        9.375% due 2/1/09                                                                            2,529,006
    3,188,000 B-        Emmis Communications Corp., Sr. Discount Notes, step bond to yield 12.487% due 3/15/11        3,028,600
    2,200,000 B-        Insight Communications Inc., Sr. Discount Notes, step bond to yield 12.185% due 2/15/11       1,859,000
      925,000 B+        Insight Midwest, Inc., Sr. Notes, 10.500% due 11/1/10                                           987,438
      500,000 B-        LodgeNet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13                           560,000
    2,675,000 B+        Mediacom Communications Corp., Sr. Notes, 9.500% due 1/15/13                                  2,775,313
    1,325,000 B-        Nextmedia Operating Inc., Sr. Sub. Notes, 10.750% due 7/1/11                                  1,513,813
                        Paxson Communications Corp.:
    1,290,000 CCC+       Sr. Sub. Discount Notes, step bond to yield 11.374% due 1/15/09                              1,141,650
      595,000 CCC+       Sr. Sub. Notes, 10.750% due 7/15/08                                                            645,575
                        Pegasus Communications Corp.:
      825,000 CCC-       Sr. Discount Notes, step bond to yield 18.184% due 3/1/07                                      829,125
                         Sr. Notes, Series B:
      150,000 CCC-         9.625% due 10/15/05                                                                          149,250
      600,000 CCC-         9.750% due 12/1/06                                                                           594,000
    2,030,000 B-        Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11                                  2,253,300

                      See Notes to Financial Statements.

  4 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT     RATING(f)                                 SECURITY                                       VALUE
-----------------------------------------------------------------------------------------------------------------
Cable & Other Media -- 5.0% (continued)
$   3,800,000 BB-       Rogers Cablesystems Ltd., Sr. Sub. Debentures, 11.000% due 12/1/15        $     4,370,000
    1,440,000 CCC+      Spanish Broadcasting Systems Inc., Sr. Sub. Notes, 9.625% due 11/1/09           1,558,800
    3,575,000 BBB+      Time Warner, Inc., 7.625% due 4/15/31                                           4,122,619
                        Vivendi Universal S.A., Sr. Notes:
    2,825,000 NR         6.250% due 7/15/08                                                             2,987,438
    1,000,000 BB         9.250% due 4/15/10                                                             1,175,000
                        Young Broadcasting Inc., Sr. Sub. Notes:
    1,875,000 CCC+       10.000% due 3/1/11                                                             2,053,125
    1,400,000 CCC+       8.750% due 1/15/14 (g)                                                         1,491,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                       78,513,290
-----------------------------------------------------------------------------------------------------------------
Capital Goods -- 0.1%
    1,025,000 B         Terex Corp., Sr. Sub. Notes, Series B, 10.375% due 4/1/11                       1,173,625
-----------------------------------------------------------------------------------------------------------------
Chemicals -- 2.3%
    2,150,000 B+        ACETEX Corp., Sr. Notes, 10.875% due 8/1/09                                     2,397,250
      960,000 B+        Airgas Inc., Sr. Sub. Notes, 9.125% due 10/1/11                                 1,087,200
    1,445,000 CCC       Avecia Group PLC, Sr. Notes, 11.000% due 7/1/09                                 1,365,525
                        FMC Corp.:
      625,000 BB+        Medium-Term Notes, Series A, 6.750% due 5/5/05                                   640,625
    1,500,000 BB+        Sr. Secured Notes, 10.250% due 11/1/09                                         1,755,000
    2,000,000 B         Huntsman Advanced Materials, Sr. Secured Notes, 11.000% due 7/15/10 (g)         2,280,000
   14,560,000 CCC+      Huntsman International LLC, Sr. Discount Notes, zero coupon bond to yield
                          13.092% due 12/31/09                                                          6,916,000
    1,450,000 B+        IMC Global Inc., Sr. Notes, Series B, 11.250% due 6/1/11                        1,732,750
    1,435,000 BB-       ISP Chemco, Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11                  1,639,488
    1,620,000 B+        ISP Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09            1,806,300
    1,500,000 B+        Lyondell Chemical Co., Secured Notes, 11.125% due 7/15/12                       1,642,500
    1,750,000 BBB-      Methanex Corp., Sr. Notes, 8.750% due 8/15/12                                   1,977,500
    3,000,000 BB-       Millennium America Inc., Sr. Notes, 9.250% due 6/15/08                          3,285,000
      570,000 B-        OM Group Inc., Sr. Sub. Notes, 9.250% due 12/15/11                                604,200
    2,150,000 CCC+      Resolution Performance Products LLC, Sr. Sub. Notes, 13.500% due 11/15/10       1,924,250
                        Rhodia S.A.:
    1,000,000 CCC+       Sr. Notes, 7.625% due 6/1/10 (g)                                                 945,000
    1,700,000 CCC+       Sr. Sub. Notes, 8.875% due 6/1/11 (g)                                          1,521,500
      135,000 B+        Terra Capital Inc., Sr. Secured Notes, 12.875% due 10/15/08                       159,975
    2,575,000 B+        Westlake Chemical Corp., 8.750% due 7/15/11                                     2,819,625
-----------------------------------------------------------------------------------------------------------------
                                                                                                       36,499,688
-----------------------------------------------------------------------------------------------------------------
Conglomerates -- 0.2%
    2,750,000 CCC       Blount Inc., Sr. Sub. Notes, 13.000% due 8/1/09                                 2,956,250
-----------------------------------------------------------------------------------------------------------------
Consumer Products/Tobacco -- 0.7%
      590,000 B+        AKI, Inc., Sr. Notes, 10.500% due 7/1/08                                          616,550
      650,000 CCC+      Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08                                 663,000
    2,750,000 CCC       Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07                          2,626,250
      500,000 B-        Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08                  508,750
      475,000 B-        Salton Inc., Sr. Sub. Notes, 12.250% due 4/15/08                                  524,875
                        Sealy Mattress Co.:
    1,390,000 B-         Sr. Discount Notes, Series B, 10.875% due 12/15/07                             1,452,550
    1,650,000 B-         Sr. Sub. Notes, Series B, 9.875% due 12/15/07                                  1,716,000
    1,340,000 B         Sola International Inc., Sr. Notes, 6.875% due 3/15/08                          1,361,775

                      See Notes to Financial Statements.

  5 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT    RATING(f)                                      SECURITY                                           VALUE
----------------------------------------------------------------------------------------------------------------------------
Consumer Products/Tobacco -- 0.7% (continued)
$  1,723,000 BB+       Standard Commercial Corp., Sr. Notes, 8.875% due 8/1/05                            $     1,757,460
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               11,227,210
-------------------------------------------------------------------------------------------------------------------------
Containers/Packaging -- 1.2%
   1,750,000 B+        Anchor Glass Container Corp., 11.000% due 2/15/13                                        2,065,000
     800,000 B-        Berry Plastics Corp., 10.750% due 7/15/12                                                  936,000
   3,230,000 BB-       Owens-Brockway, Inc., 8.875% due 2/15/09                                                 3,504,550
     525,000 B         Owens-Illinois, Inc., Sr. Notes, 7.150% due 5/15/05                                        543,375
   1,850,000 B+        Plastipak Holdings Inc., Sr. Notes, 10.750% due 9/1/11                                   2,081,250
                       Pliant Corp.:
     850,000 B-         Sr. Secured Notes, 11.125% due 9/1/09                                                     896,750
     220,000 B-         Sr. Sub. Notes, 13.000% due 6/1/10                                                        199,100
   1,175,000 B         Radnor Holdings Inc., Sr. Notes, 11.000% due 3/15/10                                     1,075,125
   1,485,000 BBB       Sealed Air Corp., Notes, 6.950% due 5/15/09 (g)                                          1,675,102
   3,255,000 B         Stone Container Corp., Sr. Notes, 11.500% due 8/15/06 (g)                                3,425,888
                       Tekni-Plex Inc.:
     900,000 B-         Sr. Secured Notes, 8.750% due 11/15/13 (g)                                                958,500
   1,495,000 B-         Sr. Sub. Notes, Series B, 12.750% due 6/15/10                                           1,648,238
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               19,008,878
-------------------------------------------------------------------------------------------------------------------------
Energy -- 3.3%
   2,000,000 B         Allegheny Energy, Sr. Notes, 10.250% due 11/15/07 (g)                                    2,150,000
   6,025,000 B-        Dynegy Holdings Inc., Sr. Secured Notes, 7.670% due 7/15/08 (g)                          6,582,313
                       El Paso Corp., Sr. Notes:
   4,000,000 B-         7.875% due 6/15/12                                                                      3,805,000
   1,850,000 B-         7.800% due 8/1/31                                                                       1,574,813
     550,000 B-         7.750% due 1/15/32                                                                        468,188
     784,000 BB-       El Paso Energy Partners L.P., Sr. Sub. Notes, 8.500% due 6/1/11                            883,960
   3,350,000 BB        Forest Oil Corp., Sr. Notes, 8.000% due 12/15/11                                         3,651,500
   1,495,000 BB-       Leviathan Gas Pipeline Partners L.P., Sr. Sub. Notes, Series B, 10.375% due 6/1/09       1,562,275
   2,500,000 B+        Magnum Hunter Resources Inc., Sr. Notes, 9.600% due 3/15/12                              2,837,500
   1,000,000 CCC+      NGC Corp., Sr. Debentures, 7.125% due 5/15/18                                              870,000
     349,000 B         Nuevo Energy Corp., Sr. Sub. Notes, Series B, 9.500% due 6/1/08                            367,323
     750,000 A-        Petronas Capital Ltd., Sr. Notes, 7.000% due 5/22/12 (g)                                   858,481
                       Plains Exploration and Production Co., Sr. Sub. Notes:
   1,000,000 B          8.750% due 7/1/12                                                                       1,115,000
     760,000 B          Series B, 8.750% due 7/1/12                                                               847,400
                       Pogo Producing Co., Sr. Sub. Notes, Series B:
     290,000 BB         10.375% due 2/15/09                                                                       306,675
     435,000 BB         8.250% due 4/15/11                                                                        480,675
   1,600,000 BB        Pride International Inc., Sr. Notes, 10.000% due 6/1/09                                  1,722,000
                       Reliant Resources Inc., Sr. Secured Notes:
   4,000,000 B          9.125% due 7/15/10                                                                      4,280,000
     625,000 B          9.500% due 7/15/13                                                                        676,563
     725,000 BB-       Superior Energy Services Inc., LLC, Sr. Notes, 8.875% due 5/15/11                          797,500
                       Swift Energy Co., Sr. Sub. Notes:
     875,000 B          10.250% due 8/1/09                                                                        945,000
   1,490,000 B          9.375% due 5/1/12                                                                       1,668,800
   1,485,000 BBB       Valero Energy Corp., 4.750% due 6/15/13 (a)                                              1,438,274

                      See Notes to Financial Statements.

  6 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT    RATING(f)                                        SECURITY                                             VALUE
-----------------------------------------------------------------------------------------------------------------------------
Energy -- 3.3% (continued)
                       Vintage Petroleum:
$  1,015,000 BB-        Sr. Notes, 8.250% due 5/1/12                                                          $     1,121,575
                        Sr. Sub. Notes:
     855,000 B            9.750% due 6/30/09                                                                          902,025
     375,000 B            7.875% due 5/15/11                                                                          399,375
     625,000 B+        Westport Resources Corp., Sr. Sub. Notes, 8.250% due 11/1/11                                   690,625
                       Williams Cos., Inc.:
   2,000,000 B+         7.125% due 9/1/11                                                                           2,090,000
   1,550,000 B+         7.625% due 7/15/19                                                                          1,581,000
   2,375,000 B+         7.875% due 9/1/21                                                                           2,446,250
     600,000 B+         8.750% due 3/15/32                                                                            652,500
   1,825,000 B+         Sr. Notes, 8.625% due 6/1/10                                                                2,007,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   51,780,090
-----------------------------------------------------------------------------------------------------------------------------
Financial -- 3.4%
   6,325,000 A+        Bank of America Corp., Sr. Notes, 4.875% due 9/15/12 (a)                                     6,430,887
   9,150,000 NR        DSL Finance N.V., Notes, 11.000% due 11/10/98                                                8,143,500
   1,125,000 BBB-      Ford Motor Credit Co., Notes, 7.250% due 10/25/11                                            1,224,088
   8,650,000 AAA       General Electric Capital Corp., 3.500% due 5/1/08 (a)                                        8,706,312
                       General Motors Acceptance Corp.:
   4,275,000 BBB        6.875% due 9/15/11 (a)                                                                      4,609,463
   1,200,000 BBB        6.875% due 8/28/12                                                                          1,288,901
   3,735,000 AA-       International Lease Finance Corp., Medium-Term Notes, Series O, 6.375% due 3/15/09 (a)       3,790,932
   1,515,000 BB        Markel Capital Trust I, Jr. Sub. Notes, Series B, 8.710% due 1/1/46                          1,589,927
   2,700,000 A+        Morgan Stanley, 6.600% due 4/1/12 (a)                                                        3,048,276
   3,920,000 CCC-      Ocwen Capital Trust, Jr. Sub. Notes, 10.875% due 8/1/27                                      3,978,800
     890,000 BB+       PXRE Capital Trust I, 8.850% due 2/1/27                                                        841,050
   5,750,000 A-        Standard Chartered Bank PLC, Sub. Notes, 8.000% due 5/30/31 (a)(g)                           7,063,979
   2,795,000 BBB       WMC Finance USA, Sr. Notes, 5.125% due 5/15/13 (a)                                           2,825,438
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   53,541,553
-----------------------------------------------------------------------------------------------------------------------------
Food/Beverages/Bottling -- 0.8%
     730,000 B+        Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11                                       806,650
     985,000 BB-       Dean Foods Corp., Sr. Notes, 6.900% due 10/15/17                                             1,019,475
   1,000,000 B         Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12                                         1,105,000
   2,870,000 BBB       Kellogg Co., Notes, Series B, 6.600% due 4/1/11 (a)                                          3,242,523
   2,600,000 BBB+      Kraft Foods, Inc., 5.625% due 11/1/11 (a)                                                    2,772,682
   1,550,000 B         Land O' Lakes Inc., Sr. Secured Notes, 9.000% due 12/15/10 (g)                               1,573,250
     590,000 CC        Mrs. Fields' Original Cookies Inc., Sr. Sub. Notes, Series B, 10.125% due 12/1/04              415,950
   2,000,000 B-        Nash Finch Co., Sr. Sub. Notes, Series B, 8.500% due 5/1/08                                  2,015,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   12,950,530
-----------------------------------------------------------------------------------------------------------------------------
Gaming -- 1.8%
   2,050,000 B         Ameristar Casinos Inc., Sr. Sub. Notes, 10.750% due 2/15/09                                  2,362,625
   3,875,000 B+        Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11                                         4,310,938
      50,000 B         Coast Hotels & Casinos, Inc., Sr. Sub. Notes, 9.500% due 4/1/09                                 53,000
   1,200,000 B         Herbst Gaming Inc., Sr. Secured Notes, Series B, 10.750% due 9/1/08                          1,356,000
   1,100,000 B+        Horseshoe Gaming Holdings, Sr. Sub. Notes, Series B, 8.625% due 5/15/09                      1,163,250
                       Mandalay Resort Group:
   1,725,000 BB-        Series B, 10.250% due 8/1/07                                                                2,009,625
     585,000 BB-        Sr. Sub. Debentures, 7.625% due 7/15/13                                                       628,875

                      See Notes to Financial Statements.

  7 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT    RATING(f)                                    SECURITY                                         VALUE
------------------------------------------------------------------------------------------------------------------------
Gaming -- 1.8% (continued)
                       MGM MIRAGE, Sr. Sub. Notes:
$    765,000 BB-        9.750% due 6/1/07                                                             $       883,575
   2,745,000 BB-        8.375% due 2/1/11                                                                   3,170,475
                       Park Place Entertainment Corp., Sr. Sub. Notes:
   1,150,000 BB-        8.875% due 9/15/08                                                                  1,313,875
   4,275,000 BB-        8.125% due 5/15/11                                                                  4,852,125
   2,500,000 CCC+      Pinnacle Entertainment, Inc., Sr. Sub. Notes, 8.750% due 10/1/13                     2,612,500
   1,505,000 B+        Station Casinos, Inc., Sr. Sub. Notes, 8.875% due 12/1/08                            1,567,081
   2,370,000 B-        Venetian Casino Resort LLC, Second Mortgage Notes, 11.000% due 6/15/10               2,713,650
---------------------------------------------------------------------------------------------------------------------
                                                                                                           28,997,594
---------------------------------------------------------------------------------------------------------------------
Healthcare -- 0.9%
   1,675,000 B-        aaiPharma Inc., 11.000% due 4/1/10                                                   1,917,875
   1,000,000 B-        Athena Neuro Finance LLC, Sr. Notes, 7.250% due 2/21/08                                970,000
     695,000 B         Extendicare Health Services Inc., Sr. Notes, 9.500% due 7/1/10                         774,925
   2,500,000 B-        Iasis Healthcare Corp., Sr. Sub. Notes, 13.000% due 10/15/09                         2,818,750
   2,200,000 B-        InSight Heath Services Corp., Series B, 9.875% due 11/1/11                           2,354,000
                       Tenet HealthCare Corp.:
   2,200,000 B+         Notes, 7.375% due 2/1/13                                                            2,112,000
     500,000 B+         Sr. Notes, 5.375% due 11/15/06                                                        480,000
   2,500,000 CCC+      Vanguard Health Systems Inc., Sr. Sub. Notes, Inc., 9.750% due 8/1/11                2,775,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           14,202,550
---------------------------------------------------------------------------------------------------------------------
Housing/Building Products -- 0.7%
     370,000 B-        Associated Materials Inc., Sr. Sub. Notes, 9.750% due 4/15/12                          410,700
   1,485,000 B-        Atrium Cos. Inc., Sr. Sub. Notes, Series B, 10.500% due 5/1/09                       1,588,950
   1,475,000 B-        Brand Services Inc., Sr. Sub. Notes, 12.000% due 10/15/12                            1,733,125
   2,975,000 BB-       Louisiana Pacific Corp., Sr. Sub. Notes, 10.875% due 11/15/08                        3,540,250
     740,000 D         Oglebay Norton Co., Sr. Sub. Notes, 10.000% due 2/1/09                                 344,100
   1,575,000 B+        Schuler Homes Inc., Sr. Sub. Notes, 10.500% due 7/15/11                              1,858,500
                       Standard Pacific Corp.:
     955,000 BB         Sr. Notes, 8.500% due 4/1/09                                                        1,005,138
     740,000 B+         Sr. Sub. Notes, 9.250% due 4/15/12                                                    862,100
---------------------------------------------------------------------------------------------------------------------
                                                                                                           11,342,863
---------------------------------------------------------------------------------------------------------------------
Industrial Specialties -- 0.2%
     595,000 BB+       American Greetings Corp., Sr. Sub. Notes, 11.750% due 7/15/08                          696,150
   1,080,000 NR        Aqua Chem Inc., Sr. Sub. Notes, 11.250% due 7/1/08                                     945,000
   1,385,000 B         Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10                                 1,599,675
---------------------------------------------------------------------------------------------------------------------
                                                                                                            3,240,825
---------------------------------------------------------------------------------------------------------------------
Lodging/Leisure -- 1.1%
     395,000 CCC+      AMC Entertainment Inc., Sr. Sub. Notes, 9.500% due 3/15/09                             407,344
   1,300,000 CCC+      Courtyard by Marriott II L.P., Sr. Secured Notes, Series B, 10.750% due 2/1/08       1,306,500
   2,350,000 B-        FelCor Lodging L.P., 8.500% due 6/1/11                                               2,573,250
   2,555,000 B+        Host Marriott L.P., Sr. Notes, 9.500% due 1/15/07                                    2,855,213
   1,600,000 B-        Icon Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12                      1,832,000
   2,525,000 CCC+      Meristar Hospitality Corp., Sr. Notes, 10.500% due 6/15/09                           2,739,625
   1,300,000 B         Prime Hospitality Corp., Sr. Sub. Notes, Series B, 8.375% due 5/1/12                 1,365,000
   4,125,000 BB+       Starwood Hotels and Resorts Worldwide, Inc., Notes, 7.875% due 5/1/12                4,620,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           17,698,932
---------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  8 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT     RATING(f)                                       SECURITY                                             VALUE
--------------------------------------------------------------------------------------------------------------------------------
Machinery -- 0.4%
$     370,000 BB-       Case Credit Corp., 6.750% due 10/21/07                                                $       380,175
      750,000 BB-       Case New Holland Inc., 9.250% due 8/1/11 (g)                                                  838,125
    1,275,000 B-        Columbus McKinnon Corp., Sr. Notes, 10.000% due 8/1/10                                      1,421,625
      580,000 B+        NMGH Holding Co., 10.000% due 5/15/09                                                         640,900
    2,005,000 CCC+      Park-Ohio Industries Inc., Sr. Sub. Notes, 9.250% due 12/1/07                               2,045,100
      575,000 B-        Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12                                           629,625
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    5,955,550
-----------------------------------------------------------------------------------------------------------------------------
Metals/Mining/Steel -- 0.3%
    1,750,000 B-        IMCO Recycling Inc., Sr. Notes, 10.375% due 10/15/10 (g)                                    1,833,125
    1,610,000 BBB-      Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11                                            1,996,906
      480,000 B+        Wolverine Tube Inc., Sr. Notes, 10.500% due 4/1/09                                            496,800
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,326,831
-----------------------------------------------------------------------------------------------------------------------------
Paper/Forest Products -- 0.9%
      200,000 BB+       Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30                                      218,940
    2,200,000 B+        Appleton Papers Inc., Series B, 12.500% due 12/15/08                                        2,508,000
                        Bowater Inc.:
    3,400,000 BB+        6.500% due 6/15/13                                                                         3,303,542
      825,000 BB+        Debentures, 9.500% due 10/15/12                                                              942,192
                        Buckeye Technologies Inc., Sr. Sub. Notes:
      770,000 B          9.250% due 9/15/08                                                                           785,400
    2,025,000 B          8.000% due 10/15/10                                                                        2,035,125
    1,400,000 BB        Pacifica Papers Inc., Sr. Notes, 10.000% due 3/15/09                                        1,484,000
                        Tembec Industries Inc.:
    2,425,000 BB-        8.625% due 6/30/09                                                                         2,364,375
      275,000 BB-        8.500% due 2/1/11                                                                            268,125
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   13,909,699
-----------------------------------------------------------------------------------------------------------------------------
Publishing/Printing -- 0.8%
      975,000 B         Dex Media East, LLC, Sr. Sub. Notes, 12.125% due 11/15/12                                   1,177,313
    2,475,000 B         Dex Media West, LLC, Sr. Sub. Notes, 9.875% due 8/15/13 (g)                                 2,827,688
    2,771,901 B-        Hollinger Participation Trust, Sr. Notes, Payment-in-Kind, 12.125% due 11/15/10 (g)         3,395,579
    1,375,000 B         Houghton Mifflin Co., Sr. Discount Notes, step bond to yield 11.500% due 10/15/13 (g)         859,375
                        R.H. Donnelley Corp., Sr. Sub. Notes:
      950,000 B+         10.875% due 12/15/12                                                                       1,137,625
      450,000 B+         10.875% due 12/15/12 (g)                                                                     538,875
    2,500,000 B-        Vertis, Inc., Sr. Notes, 9.750% due 4/1/09                                                  2,731,250
      536,000 B+        Yell Finance BV, Sr. Discount Notes, step bond to yield 12.263% due 8/1/11                    495,800
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   13,163,505
-----------------------------------------------------------------------------------------------------------------------------
Restaurants -- 0.3%
      740,000 CCC-      Advantica Restaurant Group, Sr. Notes, 11.250% due 1/15/08                                    580,900
      440,000 CCC-      American Restaurant Group Inc., Sr. Secured Notes, Series D, 11.500% due 11/1/06              246,400
    1,600,000 B-        Buffets Inc., Sr. Sub. Notes, 11.250% due 7/15/10                                           1,768,000
    1,035,000 CCC       CKE Restaurants Inc., Sr. Sub. Notes, 9.125% due 5/1/09                                     1,060,875
      380,000 B-        Friendly Ice Cream Corp., Sr. Notes, 10.500% due 12/1/07                                      396,150
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    4,052,325
-----------------------------------------------------------------------------------------------------------------------------
Retail -- 0.4%
      350,000 B         Cole National Group Inc., Sr. Sub. Notes, 8.625% due 8/15/07                                  362,250
    1,200,000 BB+       The Gap, Inc., Sr. Notes, 10.550% due 12/15/08                                              1,482,000

                      See Notes to Financial Statements.

  9 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT    RATING(f)                                     SECURITY                                           VALUE
-------------------------------------------------------------------------------------------------------------------------
Retail -- 0.4% (continued)
$  2,018,000 BB+       J.C. Penney Co., Inc., Notes, 9.000% due 8/1/12 (g)                               $     2,461,960
     847,000 B-        Jo-Ann Stores Inc., Sr. Sub. Notes, 10.375% due 5/1/07                                    886,174
   1,456,000 BB        Saks Inc., Notes, 9.875% due 10/1/11                                                    1,761,760
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,954,144
------------------------------------------------------------------------------------------------------------------------
Services/Other -- 1.8%
   2,050,000 B-        Advanstar Communications Inc., 10.750% due 8/15/10 (g)                                  2,275,500
                       Allied Waste North America Inc., Sr. Notes, Series B:
   2,260,000 BB-        8.500% due 12/1/08                                                                     2,534,025
   1,175,000 BB-        7.875% due 1/1/09                                                                      1,227,875
   1,560,000 B+         10.000% due 8/1/09                                                                     1,688,700
   2,000,000 B-        Ameripath Inc., 10.500% due 4/1/13                                                      2,200,000
   3,875,000 B         Iron Mountain, Inc., Sr. Sub. Notes, 8.625% due 4/1/13                                  4,175,313
                       Mail-Well, Inc.:
   1,015,000 BB-        9.625% due 3/15/12                                                                     1,146,950
   1,275,000 B          Sr. Sub. Notes, Series B, 8.750% due 12/15/08                                          1,332,375
                       Muzak LLC.:
   1,975,000 B-         Sr. Notes, 10.000% due 2/15/09                                                         2,133,000
     550,000 CCC+       Sr. Sub. Notes, 9.875% due 3/15/09                                                       557,563
     705,000 NR        Outsourcing Solutions Inc., Sr. Sub. Notes, Series B, 11.000% due 11/1/06 (i)               5,288
     410,000 B-        Petro Stopping Centers L.P., Sr. Notes, 10.500% due 2/1/07                                421,275
                       Service Corp. International:
   1,025,000 BB-        Debentures, 7.875% due 2/1/13                                                          1,030,125
                        Sr. Notes:
   1,290,000 BB-          6.875% due 10/1/07                                                                   1,341,600
   1,590,000 BB-          6.500% due 3/15/08                                                                   1,629,750
   1,715,000 B+        Stewart Enterprises Inc., Sr. Sub. Notes, 10.750% due 7/1/08                            1,916,513
   2,525,000 B-        Wesco Distribution Inc., 9.125% due 6/1/08                                              2,613,375
------------------------------------------------------------------------------------------------------------------------
                                                                                                              28,229,227
------------------------------------------------------------------------------------------------------------------------
Supermarkets/Drugstores -- 0.7%
   2,850,000 BB-       Ahold Finance USA, Inc., 8.250% due 7/15/10                                             3,177,750
     803,870 BB        Ahold Lease USA, Inc., Series A-1, 7.820% due 1/2/20                                      836,527
                       Rite Aid Corp., Sr. Notes:
   1,210,000 B-         7.125% due 1/15/07                                                                     1,237,225
   2,225,000 B-         11.250% due 7/1/08                                                                     2,425,250
   3,900,000 BBB       Safeway Inc., Debentures, 7.250% due 2/1/31 (a)                                         4,315,264
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,992,016
------------------------------------------------------------------------------------------------------------------------
Technology/Electronics -- 0.4%
   1,650,000 B         Nortel Networks Ltd., Notes, 6.875% due 9/1/23                                          1,658,250
     795,000 B         Northern Telecom Capital Corp., Sr. Notes, 7.875% due 6/15/26                             850,650
                       Thomas & Betts Corp., Sr. Notes:
   1,980,000 BBB-       6.625% due 5/7/08                                                                      2,108,700
     900,000 BBB-       7.250% due 6/1/13                                                                        967,500
   1,280,000 BB+       Unisys Corp., Sr. Notes, 6.875% due 3/15/10                                             1,390,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,975,500
------------------------------------------------------------------------------------------------------------------------
Telecommunications -- 3.5%
   1,805,000 C         AirGate PCS, Inc., Sr. Sub. Discount Notes, step bond to yield 12.876% to 10/1/09       1,705,725

                      See Notes to Financial Statements.

  10 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT     RATING(f)                                        SECURITY                                             VALUE
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications -- 3.5% (continued)
                        Alamosa Holdings, Inc.:
$   1,127,323 CCC        12.000% due 7/31/09                                                                   $      1,037,137
    1,657,500 CCC        Sr. Notes, 11.000% due 7/31/10                                                               1,794,244
    2,450,000 B-        American Cellular Corp., Sr. Notes, Series B, 10.000% due 8/1/11                              2,719,500
                        AT&T Corp., Sr. Notes:
      600,000 BBB        7.300% due 11/15/11                                                                            696,293
    2,300,000 BBB        8.000% due 11/15/31                                                                          2,698,721
                        AT&T Wireless Services, Inc., Sr. Notes:
    2,000,000 BBB        8.125% due 5/1/12                                                                            2,372,200
    9,075,000 BBB        8.750% due 3/1/31                                                                           11,541,504
      855,000 B+        Avaya Inc., Sr. Secured Notes, 11.125% due 4/1/09                                             1,006,763
      350,000 CCC+      Dobson Communications Corp., Sr. Notes, 8.875% due 10/1/13                                      363,125
    1,780,000 NR        GT Group Telecom Inc., Sr. Discount Notes, step bond to yield 15.233% due 2/1/10 (i)                178
      825,000 NR        Horizon PCS, Inc., Sr. Discount Notes, step bond to yield 14.517% due 10/1/10                   239,250
    3,250,000 B-        Lucent Technologies, Debentures, 6.450% due 3/15/29                                           2,746,250
      350,000 B+        Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15                                       377,563
      844,000 CCC+      Nextel Partners, Inc., Sr. Notes, 12.500% due 11/15/09                                          970,600
                        Qwest Services Corp.:
    2,400,000 CCC+       13.500% due 12/15/10 (g)                                                                     2,904,000
    2,905,000 B-         8.875% due 3/15/12 (g)                                                                       3,406,113
    1,305,000 CCC+       14.000% due 12/15/14 (g)                                                                     1,650,825
    3,125,000 B-         Debentures, 6.875% due 9/15/33                                                               2,984,375
                        Sprint Capital Corp.:
    4,000,000 BBB-       8.375% due 3/15/12 (a)                                                                       4,728,108
    4,425,000 BBB-       6.875% due 11/15/28                                                                          4,455,931
    1,250,000 BBB-       8.750% due 3/15/32                                                                           1,523,446
    2,500,000 CCC       Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13                                         2,693,750
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     54,615,601
-------------------------------------------------------------------------------------------------------------------------------
Textile/Apparel -- 0.4%
                        Levi Strauss & Co.:
      830,000 CCC        7.000% due 11/1/06                                                                             535,350
                         Sr. Notes:
    3,415,000 CCC          11.625% due 1/15/08                                                                        2,270,975
      245,000 CCC          12.250% due 12/15/12                                                                         161,700
    1,625,000 B-        Tempur-Pedic, Inc., Sr. Sub. Notes, 10.250% due 8/15/10 (g)                                   1,811,875
      375,000 CC        Tropical Sportswear International Corp., Sr. Sub. Notes, Series A, 11.000% due 6/15/08          213,750
      686,000 B         William Carter Co., Sr. Sub. Notes, Series B, 10.875% due 8/15/11                               802,620
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      5,796,270
-------------------------------------------------------------------------------------------------------------------------------
Transportation -- 0.1%
      835,000 BB+       Windsor Petroleum Transportation Corp., Notes, 7.840% due 1/15/21 (g)                           828,738
-------------------------------------------------------------------------------------------------------------------------------
Utilities -- 1.5%
                        The AES Corp.:
    2,905,000 B-         Sr. Notes, 9.500% due 6/1/09                                                                 3,282,650
                         Sr. Sub. Notes:
      100,000 B-           8.375% due 8/15/07                                                                           102,250
      350,000 B-           8.500% due 11/1/07                                                                           358,750
      475,000 BB+       Avista Corp., Sr. Notes, 9.750% due 6/1/08                                                      572,375
    8,470,000 CCC+      Calpine Canada Energy Finance ULC, Sr. Sub. Notes, 8.500% due 5/1/08                          7,030,100
    1,435,000 CCC+      Calpine Corp., Sr. Notes, 8.625% due 8/15/10                                                  1,183,875

                      See Notes to Financial Statements.

  11 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


      FACE
     AMOUNT        RATING(f)                                     SECURITY                                           VALUE
----------------------------------------------------------------------------------------------------------------------------------
Utilities -- 1.5% (continued)
$     695,000      B+        CMS Energy Corp., Sr. Notes, 7.625% due 11/15/04                                  $        714,126
                             Edison Mission Energy, Sr. Notes:
    3,255,000      B          10.000% due 8/15/08                                                                     3,466,575
    2,100,000      B          9.875% due 4/15/11                                                                      2,254,875
    2,000,000      B+        NRG Energy, Inc., Sr. Notes, 8.000% due 12/15/13 (g)                                     2,090,000
    2,660,000      B-        Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10                                3,298,400
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     24,353,976
-------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunications -- 0.9%
                             American Tower Corp.:
    4,425,000      CCC        Sr. Notes, 9.375% due 2/1/09                                                            4,723,688
      900,000      CCC        Sr. Sub. Discount Notes, zero coupon bond to yield 12.250% due 8/1/08 (j)                 634,500
                             Crown Castle International Corp., Sr. Notes:
    1,535,000      CCC        10.750% due 8/1/11                                                                      1,734,550
    1,150,000      CCC        7.500% due 12/1/13 (g)                                                                  1,181,625
                             SBA Communications Corp.:
      487,000      CC         Sr. Discount Notes, 12.000% due 3/1/08                                                    528,395
    5,900,000      CC         Sr. Notes, 10.250% due 2/1/09                                                           5,988,500
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     14,791,258
-------------------------------------------------------------------------------------------------------------------------------
                             TOTAL CORPORATE BONDS AND NOTES
                             (Cost -- $517,490,904)                                                                 562,640,427
-------------------------------------------------------------------------------------------------------------------------------
      FACE
     AMOUNT+       RATING(f)                                     SECURITY                                           VALUE
----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE NOTES -- 0.7%
Energy -- 0.1%
    1,505,000      CCC+      Parker Drilling Co., Sub. Notes, 5.500% due 8/1/04                                       1,527,575
-------------------------------------------------------------------------------------------------------------------------------
Technology/Electronics -- 0.3%
    1,825,000      CCC+      Amkor Technologies, Inc., Sr. Notes, 5.000% due 3/15/07                                  1,813,594
    4,130,000      B         Sanmina-SCI Corp., Sr. Notes, zero coupon bond to yield 10.674% due 9/12/20              2,147,600
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      3,961,194
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications -- 0.3%
    2,925,000/EUR/ B-        COLT Telecom Group PLC, 2.000% due 4/3/07 (g)                                            4,098,457
    1,260,000/GBP/ C         Telewest Communication PLC, 5.250% due 2/19/07 (g)(i)                                    1,262,090
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      5,360,547
-------------------------------------------------------------------------------------------------------------------------------
                             TOTAL CONVERTIBLE CORPORATE NOTES
                             (Cost -- $8,982,902)                                                                    10,849,316
-------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 2.4%
    6,000,000      A         Asset Backed Securities Corp., Home Loan Equity Trust, Series 2003-HE2, Class M2,
                               3.200% due 4/15/33 (a)                                                                 6,117,604
    2,570,000      NR        BSNIM 2003 HE1, 6.250% due 12/25/05 (a)                                                  2,576,425
    6,750,000      A         CS First Boston Mortgage Securities Corp., Series 2001-HE12, Class M2,
                               2.255% due 9/25/31 (a)                                                                 6,768,624
                             First Consumers Master Trust:
      964,793      BB         Series 1999-A, Class A, 5.800% due 12/15/05 (a)                                           964,937
    3,425,578      BB         Series 2001-A, Class A, 1.490% due 9/15/08 (a)                                          3,240,259
    2,571,440      NR        Independence II CDO, Ltd., Series 2A, Class C, 3.638% due 8/7/36 (a)(g)                    900,004

                      See Notes to Financial Statements.

  12 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT     RATING(f)                             SECURITY                                   VALUE
---------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 2.4% (continued)
                        Metris Master Trust:
$   4,530,000 BBB         Series 2001-2, Class B, 2.180% due 11/20/09 (a)                 $     4,088,611
    3,015,000 BBB         Series 2001-3, Class B, 2.000% due 7/21/08 (a)                        2,963,914
    1,350,000 BBB         Series 2001-4A, Class B, 2.549% due 8/20/08 (a)(k)                    1,325,630
    4,000,000 A         Residential Asset Securities Corp., Series 2002-KS2, Class MII2,
                          2.200% due 4/25/32 (a)                                                4,017,978
                        Sail Net Interest Margin Notes:
    1,439,631 BBB         Series 2003-3, Class A, 7.750% due 4/27/33 (a)(g)                     1,432,433
    1,107,973 BBB         Series 2003-13A, Class A, 6.750% due 11/27/33 (a)                     1,105,203
    6,000,000 NR        Varick Structured Asset Fund Ltd., Series 1A, Class B1, 2.496%
                          due 11/1/35 (a)                                                       1,800,000
--------------------------------------------------------------------------------------------------------
                        TOTAL ASSET-BACKED SECURITIES
                        (Cost -- $39,525,898)                                                  37,301,622
--------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) -- 1.5%
    9,215,241 D         Airplanes Pass Through Trust, Corporate Collateralized Mortgage
                          Obligation, Series D, 10.875% due 3/15/12 (i)                                 0
    7,816,000 A         Amortizing Residential Collateral Trust, Series 2002-BC6, Class
                          M2, 2.553% due 8/25/32 (a)(k)                                         7,829,023
    3,220,000 A+        Commercial Mortgage Pass-Through Certificates, Series 2003-FL9,
                          Class E, 2.100% due 11/15/15 (a)(g)                                   3,211,950
    6,572,530 AAA       Commercial Mortgage Pass-Through Certificates, Series 2001-J2A,
                          Class A1, 5.447% due 7/16/34 (a)(g)                                   6,816,699
    6,850,000 NR        Merit Securities Corp., Series 11PA, Class B2, 2.849% due
                          9/28/32 (a)(g)(k)                                                     6,062,250
--------------------------------------------------------------------------------------------------------
                        TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                        (Cost -- $33,804,227)                                                  23,919,922
--------------------------------------------------------------------------------------------------------

   SHARES                                           SECURITY                                   VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCK (l) -- 0.0%
Food/Beverages/Bottling -- 0.0%
       24,971           Aurora Foods Inc.                                                             177
--------------------------------------------------------------------------------------------------------
Telecommunications -- 0.0%
        3,736           McLeodUSA Inc.                                                              7,024
        7,044           NTL Inc.                                                                  467,299
       19,250           Pagemart Nationwide Inc.                                                      193
--------------------------------------------------------------------------------------------------------
                                                                                                  474,516
--------------------------------------------------------------------------------------------------------
Wireless Telecommunications -- 0.0%
       27,808           Crown Castle International Corp.                                          344,819
--------------------------------------------------------------------------------------------------------
                        TOTAL COMMON STOCK (Cost -- $1,046,416)                                   819,512
--------------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.2%
Aerospace -- 0.0%
        1,650           Northrop Grumman Corp., Equity Security Units, 7.250% due
                          11/16/04                                                                171,848
--------------------------------------------------------------------------------------------------------
Telecommunications -- 0.1%
        3,969           Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13                    1,830,472
        1,729           Dobson Communications Corp., Payment-in-Kind, 13.000% due 5/1/09          185,449
        4,300           Motorola Inc., Equity Security Units, 7.000% due 11/16/04                 205,669
--------------------------------------------------------------------------------------------------------
                                                                                                2,221,590
--------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  13 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004



   SHARES                                     SECURITY                            VALUE
---------------------------------------------------------------------------------------------
Wireless Telecommunications -- 0.1%
       18,000           Crown Castle International Corp., 6.250% due 8/15/12 $        857,250
---------------------------------------------------------------------------------------------
                        TOTAL PREFERRED STOCK
                        (Cost -- $2,124,653)                                        3,250,688
---------------------------------------------------------------------------------------------

  WARRANTS                                    SECURITY                            VALUE
---------------------------------------------------------------------------------------------
WARRANTS (l) -- 0.0%
Cable & Other Media -- 0.0%
       12,325           UIH Australia, Expire 5/15/06                                       0
---------------------------------------------------------------------------------------------
Containers/Packaging -- 0.0%
          220           Pliant Corp., Expire 6/1/10 (g)                                     2
---------------------------------------------------------------------------------------------
Publishing/Printing -- 0.0%
        1,865           Merrill Corp., Class B Shares, Expire 5/1/09                        0
---------------------------------------------------------------------------------------------
Technology/Electronics -- 0.0%
        8,430           WAM! NET Inc., Expire 3/1/05                                       84
        2,095           Znet Internet Services, Expire 7/1/09                               0
---------------------------------------------------------------------------------------------
                                                                                           84
---------------------------------------------------------------------------------------------
Telecommunications -- 0.0%
        1,780           GT Group Telecom Inc., Expire 2/1/10 (g)                        1,335
        1,185           Horizon PCS Inc., Expire 10/1/10 (g)                                0
        5,000           Iridium World Communications Ltd., Expire 7/15/05                  50
        1,000           IWO Holdings Inc., Expire 1/15/11 (g)                              10
          250           Jazztel PLC, Expire 7/15/10                                         0
        7,800           RSL Communications Ltd., Expire 11/15/06 (g)                        0
---------------------------------------------------------------------------------------------
                                                                                        1,395
---------------------------------------------------------------------------------------------
Towers -- 0.0%
          900           American Tower Corp., Expire 8/1/08                           132,750
---------------------------------------------------------------------------------------------
                        TOTAL WARRANTS
                        (Cost -- $414,997)                                            134,231
---------------------------------------------------------------------------------------------
    FACE
   AMOUNT     RATING(f)                       SECURITY                            VALUE
---------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT -- 7.8%
Sovereign Debt -- 7.8%
                        Federal Republic of Brazil:
$   1,100,000 B+         9.250% due 10/22/10                                        1,171,500
    5,000,000 B+         12.250% due 3/6/30                                         6,175,000
      700,000 B+         11.000% due 8/17/40                                          770,000
   13,471,625 NR         Series 20 Years, 8.000% due 4/15/14                       13,219,032
    1,500,000 A-        Malaysia, 7.500% due 7/15/11                                1,770,931
    8,350,000 AA        Region of Lombardy, 5.804% due 10/25/32 (a)                 8,757,079
                        Republic of Bulgaria:
                         Series A:
    1,457,143 NR           2.688% due 7/28/12 (k)                                   1,441,661
      450,000 NR           2.188% due 7/28/24 (k)                                     445,500
      790,000 NR         Series REGS, 8.250% due 1/15/15                              938,125

                      See Notes to Financial Statements.

  14 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT     RATING(f)                                SECURITY                                      VALUE
---------------------------------------------------------------------------------------------------------------
Sovereign Debt -- 7.8% (continued)
                        Republic of Colombia:
$   1,675,000 BB         10.000% due 1/23/12                                                    $     1,855,063
      575,000 BB         10.750% due 1/15/13                                                            655,500
    1,910,000 BB         11.750% due 2/25/20                                                          2,330,200
    1,550,000 BB         10.375% due 1/28/33                                                          1,681,750
      675,000 BB         Unsub. Notes, 7.625% due 2/15/07                                               727,313
    6,150,000 NR        Republic of Ecuador, Series REGS, 6.000% due 8/15/30                          5,281,313
                        Republic of Panama:
      850,000 BB         9.625% due 2/8/11                                                              990,250
    3,150,000 BB         10.750% due 5/15/20                                                          3,811,500
      675,000 BB         9.375% due 1/16/23                                                             727,313
    1,300,000 BB         8.875% due 9/30/27                                                           1,361,750
                        Republic of Peru:
    2,175,000 BB-        9.125% due 2/21/12                                                           2,400,656
                         Series 20 Years:
    1,500,000 NR           4.000% due 3/7/17 (k)                                                      1,327,500
      639,200 NR           4.500% due 3/7/17 (k)                                                        584,868
                        Republic of Philippines:
    2,400,000 BB         8.375% due 3/12/09                                                           2,508,000
    1,775,000 BB         9.875% due 1/15/19                                                           1,845,911
    1,650,000 BB         10.625% due 3/16/25                                                          1,796,355
                        Republic of Turkey:
    2,275,000 B+         11.500% due 1/23/12                                                          2,860,813
    2,665,000 B+         11.000% due 1/14/13                                                          3,344,575
                        Republic of Venezuela:
    1,809,465 NR         2.125% due 12/18/07                                                          1,673,755
      700,000 B-         9.250% due 9/15/27                                                             622,125
    1,325,000 B-         9.375% due 1/13/34                                                           1,176,931
                        Russian Federation, Unsub. Notes, Series REGS:
    3,650,000 NR         10.000% due 6/26/07                                                          4,279,625
    5,815,000 NR         8.250% due 3/31/10                                                           6,527,338
   16,225,000 NR         5.000% due 3/31/30                                                          15,829,516
                        United Mexican States:
    4,200,000 BBB-       8.375% due 1/14/11                                                           4,977,000
    4,175,000 BBB-       11.500% due 5/15/26                                                          6,114,288
    9,825,000 BBB-       8.300% due 8/15/31                                                          11,112,075
---------------------------------------------------------------------------------------------------------------
                        TOTAL EMERGING MARKETS DEBT
                        (Cost -- $116,399,060)                                                      123,092,111
---------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS (k)(m) -- 0.3%
Sovereign Debt -- 0.3%
    5,667,545 NR        Kingdom of Morocco, Series A, 2.562% due 1/2/09 (CS First Boston Corp.)
                        (Cost -- $5,667,545)                                                          5,596,701
---------------------------------------------------------------------------------------------------------------
                        SUB-TOTAL INVESTMENTS
                        (Cost -- $1,209,110,917)                                                  1,260,323,008
---------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  15 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004

    FACE
   AMOUNT                                          SECURITY                                            VALUE
-----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 20.4%
$295,313,000 Merrill Lynch & Co., Inc. dated 1/30/04, 0.960% due 2/2/04; Proceeds at maturity --
               $295,336,625; (Fully collateralized by U.S. Treasury Bills, due 2/26/04 to 7/29/04;
               Market value -- $301,219,260)                                                       $  295,313,000
  26,855,000 UBS Financial Services Inc. dated 1/30/04, 0.970% due 2/2/04; Proceeds at maturity --
               $26,857,171; (Fully collateralized by U.S. Treasury Notes, 3.250% due 1/15/09;
               Market value -- $27,392,100)                                                            26,855,000
-----------------------------------------------------------------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS
             (Cost -- $322,168,000)                                                                   322,168,000
-----------------------------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $1,531,278,917*)                                                             $1,582,491,008
-----------------------------------------------------------------------------------------------------------------

(a)All or a portion of this security is segregated for open futures contracts and/or "to-be-announced" ("TBA") securities (See Note 6).
(b)A portion of this security is held as collateral for open futures contracts.
(c)Security acquired under mortgage dollar roll agreement (See Note 7).
(d)Security is traded on a TBA basis (See Note 6).
(e)Date shown represents the last in range of maturity dates of mortgage certificates owned.
(f)All ratings are by Standard & Poor's Ratings Service.
(g)Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.
(h)The company filed for bankruptcy.
(i)Security is currently in default.
(j)Security has been issued with attached warrants.
(k)Variable rate security -- rate resets periodically.
(l)Non-income producing security.
(m)Participation interest was acquired through the financial institution indicated parenthetically.
 + Face amount denominated in U.S. dollars unless otherwise indicated.
 * Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:
  EUR -- Euro
  GBP -- British Pound

  See pages 17 and 18 for definitions of ratings.

                      See Notes to Financial Statements.

  16 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

 BOND RATINGS (UNAUDITED)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign, which is used to show relative standing within the major rating categories.

AAA          -- Bonds rated "AAA" have the highest rating assigned by Standard
                & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA           -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A            -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB          -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC,  -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on
CC and C balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D            -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating classification from "A" through "Caa". The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

A            -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa          -- Bonds rated "Baa" are considered to be medium grade
                obligations; that is they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

Ba           -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B            -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

  17 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

Caa          -- Bonds rated "Caa" are of poor standing. Such issues may be in default, or present elements of danger may exist with respect to principal or interest.

Ca           -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


NR           -- Indicates that the bond is not rated by Standard & Poor's or
                Moody's.

  18 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                JANUARY 31, 2004



ASSETS:
  Investments, at value (Cost -- $1,209,110,917)             $1,260,323,008
  Repurchase agreements, at value (Cost -- $322,168,000)        322,168,000
  Foreign currency, at value (Cost -- $115)                             133
  Cash                                                               81,722
  Dividends and interest receivable                              16,813,434
  Receivable for securities sold                                  5,736,402
  Receivable for Fund shares sold                                 1,089,870
  Prepaid assets                                                    153,284
---------------------------------------------------------------------------
  Total Assets                                                1,606,365,853
---------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                              314,648,290
  Dividends payable                                               2,422,051
  Payable for Fund shares reacquired                              1,207,081
  Investment advisory fee payable                                   502,027
  Distribution plan fees payable                                    242,216
  Administration fee payable                                        213,228
  Payable to broker -- variation margin                              41,343
  Accrued expenses                                                  367,932
---------------------------------------------------------------------------
  Total Liabilities                                             319,644,168
---------------------------------------------------------------------------
Total Net Assets                                             $1,286,721,685
---------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                 $      187,422
  Capital paid in excess of par value                         1,590,433,289
  Undistributed net investment income                             1,471,887
  Accumulated net realized loss from investment
   transactions and futures contracts                          (356,598,818)
  Net unrealized appreciation of investments, futures
   contracts and foreign currencies                              51,227,905
---------------------------------------------------------------------------
Total Net Assets                                             $1,286,721,685
---------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                        90,133,615
----------------------------------------------------------------------------
  Class B                                                        55,823,193
----------------------------------------------------------------------------
  Class L                                                        21,876,552
----------------------------------------------------------------------------
  Class Y                                                        19,588,710
----------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                      $6.85
----------------------------------------------------------------------------
  Class B *                                                           $6.89
----------------------------------------------------------------------------
  Class L  *                                                          $6.87
----------------------------------------------------------------------------
  Class Y (and redemption price)                                      $6.86
----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.71% of net asset value
   per share)                                                         $7.17
----------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                         $6.94
---------------------------------------------------------------------------

* Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00%
             contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

  19 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)   FOR THE SIX MONTHS ENDED JANUARY 31, 2004


INVESTMENT INCOME:
  Interest                                                    $44,746,305
  Dividends                                                       123,802
------------------------------------------------------------------------
  Total Investment Income                                      44,870,107
------------------------------------------------------------------------
EXPENSES:
  Investment advisory fee (Note 2)                              2,943,156
  Distribution plan fees (Note 9)                               2,834,211
  Administration fee (Note 2)                                   1,308,066
  Transfer agency services (Note 9)                               561,237
  Custody                                                          87,400
  Shareholder communications (Note 9)                              41,418
  Audit and legal                                                  33,120
  Trustees' fees                                                    9,200
  Other                                                            39,560
------------------------------------------------------------------------
  Total Expenses                                                7,857,368
------------------------------------------------------------------------
Net Investment Income                                          37,012,739
------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCIES (NOTES 3 AND 4):
  Realized Gain (Loss) From:
   Investment transactions                                     10,020,997
   Futures contracts                                           (6,830,954)
------------------------------------------------------------------------
  Net Realized Gain                                             3,190,043
------------------------------------------------------------------------
  Change in Net Unrealized Appreciation From:
   Investments                                                 50,317,387
   Futures contracts                                            7,389,538
   Foreign currencies                                               4,301
------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                      57,711,226
------------------------------------------------------------------------
Net Gain on Investments, Futures Contracts and Foreign
  Currencies                                                   60,901,269
------------------------------------------------------------------------
Increase in Net Assets From Operations                        $97,914,008
------------------------------------------------------------------------

                      See Notes to Financial Statements.

  20 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS



For the Six Months Ended January 31, 2004 (unaudited) and the Year Ended July 31, 2003

                                                        2004            2003
----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $   37,012,739  $   75,835,497
  Net realized gain                                     3,190,043      33,270,571
  Increase in net unrealized appreciation              57,711,226      14,306,344
---------------------------------------------------------------------------------
  Increase in Net Assets From Operations               97,914,008     123,412,412
---------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 10):
  Net investment income                               (32,611,916)    (76,051,590)
  Capital                                                      --      (3,849,654)
---------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                       (32,611,916)    (79,901,244)
---------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
  Net proceeds from sales                              89,614,947     180,894,054
  Net asset value of shares issued for
   reinvestment of dividends                           16,721,685      41,257,707
  Cost of shares reacquired                          (185,403,439)   (428,761,268)
---------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                       (79,066,807)   (206,609,507)
---------------------------------------------------------------------------------
Decrease in Net Assets                                (13,764,715)   (163,098,339)
NET ASSETS:
  Beginning of period                               1,300,486,400   1,463,584,739
---------------------------------------------------------------------------------
  End of period*                                   $1,286,721,685  $1,300,486,400
---------------------------------------------------------------------------------
* Includes undistributed (overdistributed) net
  investment income of:                                $1,471,887     $(2,928,936)
---------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  21 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. Significant Accounting Policies

The Smith Barney Diversified Strategic Income Fund ("Fund"), a separate investment fund of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Exchange Reserve Fund, SB Convertible Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, SB Capital and Income Fund, Smith Barney Dividend and Income Fund, and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles ("GAAP") and are as follows: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sales were reported on that date are valued at the mean between the bid and asked prices; securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f ) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (g) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (h) gains or losses on the sale of securities are calculated by using the specific identification method; (i) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (j) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (l) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and
(m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract. The Fund may also enter into options and/or futures contracts to hedge market or currency risk.

  22 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.45% of the Fund's average daily net assets. This fee is calculated daily and paid monthly. The Fund has also entered into a sub-advisory agreement with Citigroup Asset Management Ltd. ("CAM Ltd."), another indirect wholly-owned subsidiary of Citigroup. From its fee, SBFM pays CAM Ltd. a sub-advisory fee calculated at an annual rate of 0.10% of the Fund's average daily net assets.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citigroup Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended January 31, 2004, the Fund paid transfer agent fees of $421,021 to CTB.

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

There are maximum initial sales charges of 4.50% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2004, CGM and its affiliates received sales charges of approximately $337,000 and $96,000 on sales of the Fund's Class A and L shares, respectively. In addition, CDSCs paid to CGM and its affiliates for the six months ended January 31, 2004 were approximately:

                                    Class A Class B  Class L
------------------------------------------------------------
CDSCs                               $2,000  $267,000 $5,000
-----------------------------------------------------------

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the six months ended January 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments and mortgage dollar rolls) were as follows:

-----------------------------------------------
Purchases                           $261,135,364
-----------------------------------------------
Sales                                285,238,865
-----------------------------------------------

  23 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

At January 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

------------------------------------------------
Gross unrealized appreciation       $ 76,857,909
Gross unrealized depreciation        (25,645,818)
------------------------------------------------
Net unrealized appreciation         $ 51,212,091
------------------------------------------------

4. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At January 31, 2004, the Fund had the following open futures contracts:

                                    Number of               Basis      Market    Unrealized
                                    Contracts Expiration    Value      Value     Gain (Loss)
--------------------------------------------------------------------------------------------
Contracts to Buy:
U.S. Treasury 5 Year Notes             120       3/04    $12,911,033 $13,361,250  $ 450,217
-------------------------------------------------------------------------------------------
Contracts to Sell:
U.S. Treasury 10 Year Notes            350       3/04     39,264,692  39,703,125   (438,433)
-------------------------------------------------------------------------------------------
Net Unrealized Gain on Open
 Futures Contracts                                                                $  11,784
-------------------------------------------------------------------------------------------

5. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

6. Securities Traded on a To-Be-Announced Basis

The Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Government National Mortgage Association ("GNMA") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segre-

  24 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report gated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At January 31, 2004, the Fund held TBA securities with a total cost of $308,643,398.

7. Mortgage Dollar Roll Transactions

A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be reinvested and the income from these investments, together with any additional income received on the sale, is included in investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase the securities may be limited.

During the six months ended January 31, 2004, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $1,925,700,705.

At January 31, 2004, the Fund had outstanding mortgage dollar rolls with a total cost of $311,156,171.

8. Loan Participations

The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity or a corporate borrower and one or more financial institutions. The Fund's investment in any such loan may be in the form of a participation in or an assignment of the loan.

In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

At January 31, 2004, the Fund held loan participations with a total cost of $5,667,545.

9. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. The Fund also pays a distribution fee with respect to its Class B and L shares calculated at an annual rate of 0.50% and 0.45%, respectively, of the average daily net assets of each class. For the six months ended January 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                    Class A   Class B   Class L
----------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees   $766,602 $1,550,466 $517,143
---------------------------------------------------------------

  25 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

For the six months ended January 31, 2004, total Transfer Agency Service expenses were as follows:

                                    Class A  Class B  Class L Class Y
---------------------------------------------------------------------
Transfer Agency Service Expenses    $257,600 $230,000 $73,600   $37
--------------------------------------------------------------------

For the six months ended January 31, 2004, total Shareholder Communication expenses were as follows:

                                    Class A Class B Class L Class Y
-------------------------------------------------------------------
Shareholder Communication Expenses  $18,400 $18,400 $4,600    $18
------------------------------------------------------------------

10.Distributions Paid to Shareholders by Class

                     Six Months Ended  Year Ended
                     January 31, 2004 July 31, 2003
---------------------------------------------------
Class A
Net investment
 income                $15,843,007     $34,548,931
Capital                         --       1,747,400
--------------------------------------------------
Total                  $15,843,007     $36,296,331
--------------------------------------------------
Class B
Net investment
 income                $ 9,593,040     $25,219,819
Capital                         --       1,278,708
--------------------------------------------------
Total                  $ 9,593,040     $26,498,527
--------------------------------------------------
Class L
Net investment
 income                $ 3,490,290     $ 7,390,161
Capital                         --         373,776
--------------------------------------------------
Total                  $ 3,490,290     $ 7,763,937
--------------------------------------------------
Class Y
Net investment
 income                $ 3,685,579     $ 7,753,439
Capital                         --         392,150
--------------------------------------------------
Total                  $ 3,685,579     $ 8,145,589
--------------------------------------------------
Class Z+
Net investment
 income                         --     $ 1,139,240
Capital                         --          57,620
--------------------------------------------------
Total                           --     $ 1,196,860
--------------------------------------------------

+Class Z shares were fully redeemed on April 17, 2003.

11.Shares of Beneficial Interest

At January 31, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

  26 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

Transactions in shares of each class were as follows:

                          Six Months Ended              Year Ended
                          January 31, 2004             July 31, 2003
                     -------------------------  --------------------------
                        Shares       Amount        Shares        Amount
---------------------------------------------------------------------------
Class A
Shares sold            8,157,483  $ 54,654,021   13,407,068  $  87,245,682
Shares issued on
 reinvestment          1,352,326     9,083,333    3,173,608     20,603,113
Shares reacquired    (10,732,516)  (72,108,208) (22,114,719)  (143,474,732)
--------------------------------------------------------------------------
Net Decrease          (1,222,707) $ (8,370,854)  (5,534,043) $ (35,625,937)
--------------------------------------------------------------------------
Class B
Shares sold            1,958,609  $ 13,177,472    6,205,801  $  40,602,463
Shares issued on
 reinvestment            776,816     5,243,677    2,186,024     14,247,542
Shares reacquired    (13,331,782)  (89,749,801) (27,932,879)  (181,895,939)
--------------------------------------------------------------------------
Net Decrease         (10,596,357) $(71,328,652) (19,541,054) $(127,045,934)
--------------------------------------------------------------------------
Class L
Shares sold            2,405,440  $ 16,164,296    4,752,108  $  31,267,857
Shares issued on
 reinvestment            340,997     2,295,431      774,073      5,037,825
Shares reacquired     (2,712,192)  (18,225,675)  (6,710,284)   (43,505,819)
--------------------------------------------------------------------------
Net Increase
 (Decrease)               34,245  $    234,052   (1,184,103) $  (7,200,137)
--------------------------------------------------------------------------
Class Y
Shares sold              835,694  $  5,619,158    1,289,945  $   8,409,205
Shares issued on
 reinvestment             14,802        99,244       26,408        172,368
Shares reacquired       (782,658)   (5,319,755)  (2,393,486)   (15,343,614)
--------------------------------------------------------------------------
Net Increase
 (Decrease)               67,838  $    398,647   (1,077,133) $  (6,762,041)
--------------------------------------------------------------------------
Class Z+
Shares sold                   --            --    2,074,108  $  13,368,847
Shares issued on
 reinvestment                 --            --      186,638      1,196,859
Shares reacquired             --            --   (6,789,246)   (44,541,164)
--------------------------------------------------------------------------
Net Decrease                  --            --   (4,528,500) $ (29,975,458)
--------------------------------------------------------------------------

+Class Z shares were fully redeemed on April 17, 2003.

12.Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

  27 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

13.Subsequent Event

Effective February 2, 2004, the 1.00% initial sales charge on Class L shares will no longer be imposed.

  28 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class A Shares                                2004/(1)(2)/   2003/(2)/   2002/(2)/   2001/(2)/   2000/(2)/   1999/(2)/
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $ 6.52         $ 6.32      $ 6.74      $ 7.19      $ 7.46      $ 7.96
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                           0.20           0.37        0.41        0.49        0.51        0.50
 Net realized and unrealized gain (loss)         0.31           0.22       (0.39)      (0.37)      (0.27)      (0.46)
----------------------------------------------------------------------------------------------------------------
Total Income From Operations                     0.51           0.59        0.02        0.12        0.24        0.04
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                          (0.18)         (0.37)      (0.37)      (0.57)      (0.51)      (0.49)
 Net realized gains                                --             --          --          --          --       (0.01)
 Capital                                           --          (0.02)      (0.07)         --          --       (0.04)
----------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.18)         (0.39)      (0.44)      (0.57)      (0.51)      (0.54)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $ 6.85         $ 6.52      $ 6.32      $ 6.74      $ 7.19      $ 7.46
----------------------------------------------------------------------------------------------------------------
Total Return                                     7.83%++        9.53%       0.32%       1.79%       3.35%       0.41%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $617,624       $595,373    $612,665    $612,268    $535,525    $464,652
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                        1.01%+         1.02%       1.04%       1.00%       1.03%       1.02%
 Net investment income                           5.83+          5.64        6.14        7.01        6.93        6.38
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            20%*          311%        211%       117 %        110%        150%
----------------------------------------------------------------------------------------------------------------

(1)For the six months ended January 31, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
* Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 174%.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

  29 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class B Shares                           2004/(1)(2)/ 2003/(2)/ 2002/(2)/  2001/(2)/ 2000/(2)/ 1999/(2)/
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $ 6.55      $ 6.35    $ 6.77     $ 7.22   $ 7.48    $ 7.98
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.18        0.34      0.37       0.45     0.47      0.46
 Net realized and unrealized gain (loss)      0.32        0.22     (0.38)     (0.36)   (0.26)    (0.46)
-------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.50        0.56     (0.01)      0.09     0.21      0.00
-------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.16)      (0.34)    (0.34)     (0.54)   (0.47)    (0.46)
 Net realized gains                             --          --        --         --       --     (0.01)
 Capital                                        --       (0.02)    (0.07)        --       --     (0.03)
-------------------------------------------------------------------------------------------------------
Total Distributions                          (0.16)      (0.36)    (0.41)     (0.54)   (0.47)    (0.50)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $ 6.89      $ 6.55    $ 6.35     $ 6.77   $ 7.22    $ 7.48
-------------------------------------------------------------------------------------------------------
Total Return                                  7.68%++     8.90%    (0.22)%     1.27%    2.98%    (0.06)%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $384,532    $435,139  $545,993   $790,351   $1,148    $1,849
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.54%+      1.51%     1.51%      1.53%    1.50%     1.49%
 Net investment income                        5.30+       5.17      5.71       6.46     6.46      5.88
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         20%*       311%      211%       117%     110%      150%
-------------------------------------------------------------------------------------------------------

(1)For the six months ended January 31, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
* Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 174%.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

  30 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class L Shares                             2004/(1)(2)/    2003/(2)/   2002/(2)/   2001/(2)/   2000/(2)/   1999/(2)/
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $ 6.53        $ 6.34       $ 6.76      $ 7.21      $ 7.48      $ 7.97
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                         0.18          0.33         0.37        0.47        0.48        0.47
 Net realized and unrealized gain (loss)       0.32          0.22        (0.38)      (0.38)      (0.28)      (0.46)
---------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.50          0.55        (0.01)       0.09        0.20        0.01
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                        (0.16)        (0.34)       (0.34)      (0.54)      (0.47)      (0.46)
 Net realized gains                              --            --           --          --          --       (0.01)
 Capital                                         --         (0.02)       (0.07)         --          --       (0.03)
---------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.16)        (0.36)       (0.41)      (0.54)      (0.47)      (0.50)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $ 6.87        $ 6.53       $ 6.34      $ 6.76      $ 7.21      $ 7.48
---------------------------------------------------------------------------------------------------------------
Total Return                                   7.73%++       8.84%       (0.16)%      1.27%       2.84%       0.08%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $150,210      $142,647     $145,921    $153,302    $146,086    $183,740
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      1.48%+        1.50%        1.51%       1.49%       1.46%       1.45%
 Net investment income                         5.37+         5.16         5.68        6.57        6.50        6.01
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          20%*         311%         211%        117%        110%        150%
---------------------------------------------------------------------------------------------------------------

(1)For the six months ended January 31, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
* Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 174%.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

  31 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class Y Shares                              2004/(1)(2)/    2003/(2)/   2002/(2)/   2001/(2)/   2000/(2)/   1999/(2)/
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $ 6.52        $ 6.33       $ 6.74      $ 7.20      $ 7.46      $ 7.96
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                          0.21          0.39         0.43        0.51        0.53        0.53
 Net realized and unrealized gain (loss)        0.32          0.21        (0.38)      (0.37)      (0.26)      (0.47)
---------------------------------------------------------------------------------------------------------------
Total Income From Operations                    0.53          0.60         0.05        0.14        0.27        0.06
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         (0.19)        (0.39)       (0.39)      (0.60)      (0.53)      (0.51)
 Net realized gains                               --            --           --          --          --       (0.01)
 Capital                                          --         (0.02)       (0.07)         --          --       (0.04)
---------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.19)        (0.41)       (0.46)      (0.60)      (0.53)      (0.56)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $ 6.86        $ 6.52       $ 6.33      $ 6.74      $ 7.20      $ 7.46
---------------------------------------------------------------------------------------------------------------
Total Return                                    8.16%++       9.71%        0.80%       2.00%       3.83%       0.72%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $134,356      $127,327     $130,326    $146,140    $157,526    $162,674
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                       0.67%+        0.67%        0.68%       0.70%       0.69%       0.67%
 Net investment income                          6.17+         5.99         6.50        7.30        7.28        6.76
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           20%*         311%         211%        117%        110%        150%
---------------------------------------------------------------------------------------------------------------

(1)For the six months ended January 31, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
* Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 174%.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

  32 Smith Barney Diversified Strategic Income Fund | 2004 Semi-Annual Report

                                 SMITH BARNEY
                       DIVERSIFIED STRATEGIC INCOME FUND




TRUSTEES                     OFFICERS (continued)
Lee Abraham                  Andrew Beagley
Allan J. Bloostein           Chief Anti-Money Laundering
Jane F. Dasher               Compliance Officer
R. Jay Gerken, CFA
  Chairman                   Kaprel Ozsolak
Richard E. Hanson, Jr.       Controller
Paul Hardin
Roderick C. Rasmussen        Robert I. Frenkel
John P. Toolan               Secretary and
                             Chief Legal Officer
OFFICERS
R. Jay Gerken, CFA           INVESTMENT ADVISER
President and                AND ADMINISTRATOR
Chief Executive Officer      Smith Barney Fund Management LLC

Andrew B. Shoup              DISTRIBUTORS
Senior Vice President and    Citigroup Global Markets Inc.
Chief Administrative Officer PFS Distributors, Inc.

Richard L. Peteka            CUSTODIAN
Chief Financial Officer      State Street Bank and
and Treasurer                  Trust Company

Olivier Asselin              TRANSFER AGENT
Vice President and           Citicorp Trust Bank, fsb.
Investment Officer           125 Broad Street, 11th Floor
                             New York, New York 10004
Roger M. Lavan, CFA
Vice President and           SUB-TRANSFER AGENTS
Investment Officer           PFPC Inc.
                             P.O. Box 9699
Beth A. Semmel, CFA          Providence, Rhode Island
Vice President and           02940-9699
Investment Officer
                             Primerica Shareholder Services
Peter J. Wilby, CFA          P.O. Box 9662
Vice President and           Providence, Rhode Island
Investment Officer           02940-9662

David M. Zahn, CFA
Vice President and
Investment Officer

   Smith Barney Income Funds


   Smith Barney Diversified Strategic
   Income Fund

   The Fund is a separate investment fund of Smith Barney Income Funds, a Massachusetts business trust.






   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.




 This report is submitted for the general information of shareholders of Smith Barney Income Funds -- Smith Barney Diversified Strategic Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

 SMITH BARNEY DIVERSIFIED
 STRATEGIC INCOME FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

 www.smithbarneymutualfunds.com



 (C)2004 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD2174 3/04                                                            04-6273

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Income Funds

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Income Funds

Date: April 2, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Income Funds

Date: April 2, 2004

By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Smith Barney Income Funds

Date: April 2, 2004